Discontinued Operation - Schedule of Assets and Liabilities from Discontinued Operations (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Current
Cash and cash equivalents	$ 3,008
Total current assets	111,821	$ 133,601
Long-term
Total long-term assets	177,257	176,051
Current
Total current liabilities	31,934	44,628
Long-term
Total long-term liabilities	29,142	30,183
Wells [Member]
Current
Cash and cash equivalents	3,000	3,000
Accounts receivable, net	60,100	75,700
Inventories	45,500	50,400
Deferred tax assets	2,000	3,900
Other current assets	1,200	600
Total current assets	111,800	133,600
Long-term
Property, plant and equipment, net	33,700	30,400
Goodwill	89,000	89,000
Other intangible assets, net	54,500	56,700
Other longer term assets	100
Total long-term assets	177,300	176,100
Total assets	289,100	309,700
Current
Accounts payable	20,000	31,700
Current maturities of long-term debt	100	100
Product returns liability	1,500	1,900
Accrued expenses and other current liabilities	10,300	10,900
Total current liabilities	31,900	44,600
Long-term
Long-term debt, less current maturities	200	200
Pension and other post-retirement liabilities	7,500	7,400
Deferred tax liabilities	21,500	22,600
Total long-term liabilities	29,200	30,200
Total liabilities	$ 61,100	$ 74,800